Provisions for legal proceedings - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 53,568	$ 58,314
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	34,160	39,137
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	7,912	7,202
Civil-General [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	9,321	9,621
Civil - Environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 2,175	$ 2,354